UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File number: 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

431 N Pennsylvania St. Indianapolis, IN 46204

(Address of principal executive offices) (Zip code)

Freddie Jacobs

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7425

Date of reporting period: 07/01/04 - 06/30/05

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than

August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the

Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).

The Commission may use the information provided on Form N-PX in its regulatory,

disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the

Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the

Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,

DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

AAM Equity Fund

Proxy Voting History

Security Name International Game Technology	Ticker IGT	Security ID/CUSIP 459902102	Meeting Date 03/01/05	Description of Matter/Proposal Elect Directors- Barsky,Bittman, Burt.etc.	Proposed by Management (M) or Shareholders (S) M	Vote? (Yes or No) Yes	Vote For, Against or Abstain For	Fund Cast its Vote For or Against Management For
International Game Technology International Game Technology	IGT IGT	459902102 459902102	03/01/05 03/01/05	Amendment to IGT 2002 stock incentive plan Ratification of auditors.	M M	Yes Yes	For For	For For
WM Wrigley	WWY	982526105	03/08/05	Directors- Rau,Smucker,Wrigley	M	Yes	For	For
WM Wrigley	WWY	982526105	03/08/05	Increase number of authorized shares of common stock.	M	Yes	For	For
WM Wrigleley	WWY	982526105	03/08/05	Ratification of auditors.	M	Yes	For	For

WM Wrigley

Harrah’s

Harrah’s

United Technologies

United Technologies

United Technologies

United Technologies

United Technologies

United Technologies

Schlumberger

Schlumberger

Schlumberger

Schlumberger

Schlumberger

Schlumberger

Schlumberger

BP P.L.C.

BP P.L.C.

BP P.L.C.

BP P.L.C.

BP P.L.C.

BP P.L.C.

BP P.L.C.

BP P.L.C.

Rio Tinto

Rio Tinto

Rio TInto

Rio Tinto

Rio Tinto

Rio Tinto

Rio TInto

Rio TInto

Rio Tinto

Rio Tinto

Rio Tinto

Rio Tinto

Rio Tinto

Rio Tinto

Eli Lilly

Eli Lilly

Eli Lilly

Wachovia

Dominion Resources

Praxair

General Electric

General Electric

American Express

Bank of America

Suncor Energy

Suncor Energy

Capital One Financial

Harrahs

Johnson & Johnson

Pfizer

Pfizer

Berkshire Hathaway

Jefferson - Pilot

Zimmer Holdings

EOG Resources

Colgate - Palmolive

Colgate – Palmolive

General Dynamics Corp.

Wellpoint

AMGEN

Murphy Oil

Eastman Kodak

Dow Chemical

Markel

Exxon/

Mobile

Lowes Company

Wal-Mart

Wal-Mart

CARMAX

WWY

HET

HET

UTX

UTX

UTX

UTX

UTX

UTX

SLB

SLB

SLB

SLB

SLB

SLB

SLB

BP

BP

BP

BP

BP

BP

BP

BP

RTP

RTP

RTP

RTP

RTP

RTP

RTP

RTP

RTP

RTP

RTP

RTP

RTP

RTP

LLY

LLY

LLY

WB

D

PX

GE

GE

AXP

BAC

SU

SU

COF

HET

JNJ

PFE

PFE

BRK.B

JP

ZMH

EOG

CL

CL

GD

WLP

AMGN

MUR

EK

DOW

MKL

XOM

LOW

WMT

WMT

KMX

982526105

413619107

413619107

913017109

913017109

913017109

913017109

913017109

913017109

806857108

806857108

806857108

806857108

806857108

806857108

806857108

055622104

055622104

055622104

055622104

055622104

055622104

055622104

055622104

767204100

767204100

767204100

767204100

767204100

767204100

767204100

767204100

767204100

767204100

767204100

767204100

767204100

767204100

532457108

532457108

532457108

929903102

25746U109

74005P104

369604103

369604103

025816109

060505104

867229106

867229106

14040H105

413619107

478160104

717081103

717081103

084670207

475070108

98956P102

26875P101

194162103

194162103

369550108

94973V107

031162100

626717102

277461109

260543103

570535104

30231G102

548661107

931142103

931142103

143130102

03/08/05

03/08/05

03/08/05

04/13/05

04/13/05

04/13/05

04/13/05

04/13/05

04/13/05

04/13/05

04/13/05

04/13/05

04/13/05

04/13/05

04/13/05

04/13/05

04/14/05

04/14/05

04/14/05

04/14/05

04/14/05

04/14/05

04/14/05

04/14/05

04/14/05

04/14/05

04/14/05

04/14/05

04/14/05

04/14/05

04/14/05

04/14/05

04/14/05

04/14/05

04/14/05

04/14/05

04/14/05

04/14/05

04/18/05

04/18/05

04/19/05

04/22/05

04/26/05

04/27/05

04/27/05

04/27/05

04/27/05

04/28/05

04/28/05

04/28/05

04/28/05

04/28/05

04/28/05

04/28/05

04/30/05

05/02/05

05/02/05

05/03/05

05/04/05

05/04/05

05/04/05

05/10/05

05/11/05

05/11/05

05/11/05

05/12/05

05/23/05

05/25/05

05/27/05

06/03/05

06/03/05

06/21-05

Stockholder proposal.

Change to proxy card.

Approve issuance of shares.

Amendment to number of authorized shares.

Directors – David, Garnier, Gorelick, etc.

Independent Auditors

Long term incentive plan.

Shareowner disclosure of EXEC compensation.

Shareowner ethical criteria for military.

Shareowner concerning CEO compensation.

Directors – Deutch, Gorehick, Gould

Adoption of financials and dividends.

Adoption amendments to articles of incorporation.

(mandatory)

Adoption amendments to articles of incorporation

(voluntary)

Adoption of 2005 option plan.

Adoption of a discounted stock purchase plan.

Approval of independent public accounting firm.

Directors – Allen, Browne, Bryan, etc.

Appoint Ernst & Young as auditors.

Authority to allot shares to a specified amount.

Authority to allot a limited number of shares for

cash without making an offer.

Limited authority to purchase it’s own shares.

Directors remuneration report.

Renewal of directors incentive plan.

Receive directors annual report.

Allot relevant securities under Section 80.

Allot equity securities for sash under Section 89.

Authority to purchase RTP shares by company.

Authority to purchase Rio Tinto LTD shares off market.

Amendments to articles of association.

Amendments to the DLC merger sharing agreement.

Approval of Rio Tinto share savings plan.

Director Goodmanson.

Director Calvert

Director Cox

Director Skinner

Reappointment of PriceWaterhouseCoopers as

Auditors

Approval of the remuneration report.

Receive the annual report and financial statement

Directors – Fisher, Gillman, Horn & Rose.

Ernst & Young independent auditors for 2005

Shareholder separating of chairman and CEO

Importation of prescription drugs.

Report on the impact of limiting product supply to Canada.

Report on the company’s political contributions..

Performance based stock options.

Animal Testing.

Directors – Baker, Browning, James, etc.

Appointment of KPMG as auditors for 2005.

Directors – Brown, Calise, Capps, etc.

Adoption of non-employee directors compensation.

Adoption of 2005 incentive compensation plan.

Shareholder proposal.

Director s– Alves, Hall, Leboeuf.

Approve a non-employee directors equity compensation plan.

Appointment of independent auditor.

Directors – Cash, Castell, Dammerman, etc.

Selection of independent auditor.

Cumulative voting.

Report on nuclear risks.

PCB cleanup costs.

Curb over-extended directors.

Report on sustainability.

Disclose political contributions.

Animal Testing.

Directors – Akerson, Barshefsky, Bowen, etc.

Selection of PriceWaterhouseCoopers Independent Accountants.

Proposal relating to stock options.

Separate annual report describing political contributions.

Directors – Barnet, Coker, Collins, etc.

Ratification of independent accountants.

Political Contributions.

Nomination of Directors.

Directors – Benson, Canfield, Davies, etc.

Reappointment of Price WaterhouseCoopers as auditor.

Amendment and continuation of shareholder rights plan.

Directors – Gross & Hackett

Ratification of Ernst & Young Auditors for 2005.

Director election majority vote standard.

Report long term targets for stock.

Directors – Alexander, Biondi, Miller & Williams.

Appointment of Deloitte & Touche independent accounting firm for 2005.

Directors – Coleman, Cullen, Darretta, etc.

Approval of 2005 long term incentive plan.

Appoointment of PriceWaterhouseCoopers Auditors.

Directors – Brown, Burns, Burt, etc.

Appointment of KPMG Public Accounting Firm 2005

Relating to term limits for directors.

Report on increasing access to Pfizer products.

Relating to importation of prescription drugs.

Relating to political contributions.

Relating to product availability in Canada.

Separation of the rolls of chair and CEO

Directors – Buffett,Munger, Buffett, etc.

Amendment of Corporations certificate of incorporation that would add to voting rights of holders of Class B.

Amendment that would clarify rights of holders of Class B stock.

Directors – Payne, Stoneciphe & Tidwell.

Appointment of Ernst & Young Independent Auditors.

Director – Elliott

Amendment to teamshare stock option plan.

Auditor ratification.

Relating to auditor independence.

Directors – Alcorn, Crisp, Papa, etc.

Appointment of Deloitte & Touche Public Accountants for 2005.

Amendment to increase number of shares of common stock.

Directors – Conway, Ferguson, Hancock, etc.

Selection of PriceWaterhouseCoopers Accounting Firm.

Company’s 2005 Stock option plan.

Company’s 2005 non-employee director stock option plan.

Proposal on executive compensation.

Directors – Chabraja, Crown, Crown, etc.

Independent Auditors.

Proposal with regard to future severance agreements.

Proposal with regard to foreign military sales.

Directors – Bush, Jobe, Mays, Reigle, & Ryan.

Appointment of Ernst & Young for 2005.

Proposal on performance based compensation.

Directors – Baltimore, Pelham & Sherer

Appointment of Ernst & Young Accountants for 2005

Invitro Testing

Executive Compensation.

Stock Retention.

Directors – Blue, Dembroski, Deming, etc.

Amendment to the company’s certificate of incorporation

Appointment of KPMG Accounting Firm.

Directors – Braddock, Carp, Jager, etc.

Selection of PriceWaterhouseCoopers Accountants.

2005 omnibus long term comp. plan.

Amendment to exe.comp. for excellence and leadership.

Amendment to Section 5 regarding election of directors.

Amendment to Section 7 regarding dispositions of the company.

Amendment to Section 8 to remove the provision regarding loans.

Directors – Barton, Carbone, Franklin,etc.

Appointment of independent accounting firm.

Proposal on certain toxic substances.

Directors – Broaddus, Eby, Grandis, etc.

Selection of KPMG Accounting Firm for 2005

Approve corp. executive bonus plan.

Directors – Boskin, George, Houghton, etc.

Ratification of independent auditors.

Political Contributions.

Board Compensation.

Industry Experience.

ACEH Security Report.

Amendment of EEO Policy.

Biodiversity Impact Report.

Climate Science Report.

Kyoto Compliance Report.

Directors – Ingram, Lochridge & Johnson.

Amendment to directors stock option plan.

Appointment of Deloitte & Touche Independent Accountants.

Directors – Breyer, Burns, Daft, etc.

Approval stock incentive plan 2005.

Ratification of independent accountants.

Executive Compensation Framework.

Sustainability Report.

Equity Compensation Report.

Political Contributions Report.

Director Election Majority Vote Standard.

Board Independence.

Performance Vesting Shares.

Directors – Grafton, Kellogg & Ligon.

Selection of KPMG Independent Auditors.

Amendment to 2002 Stock Incentive Plan.

Amendment to 2002 Non-employee Directors Stock Incentive Plan.

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ACM CONVERTIBLE SECURITIES FUND

PROXY VOTING HISTORY

Dobson Covered Call Fund

Marathon Value Portfolio

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Unified Series Trust

By: /s/ Anthony Ghoston
Anthony Ghoston, President

Date: August 31, 2005